Non-controlling interests - Disclosure of Balance sheet of subsidiaries (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current
Assets	€ 251,264	€ 411,439	€ 421,307
Liabilities	251,207	348,713	394,436
Non- current
Assets	709,888	712,771	777,846
Liabilities	779,556	704,000	717,750
Global Blue TFS Japan Co Ltd
Current
Assets	4,308	13,513	11,984
Liabilities	10,841	19,978	17,536
Total current net assets (liabilities)	(6,533)	(6,465)	(5,552)
Non- current
Assets	14,630	16,404	14,786
Liabilities	4	0	3
Total non-current net assets (liabilities)	14,626	16,404	14,783
Net assets	8,093	9,939	9,231
Global Blue Lebanon SAL
Current
Assets	395	3,453	5,241
Liabilities	549	2,098	3,981
Total current net assets (liabilities)	(154)	1,355	1,260
Non- current
Assets	134	169	202
Liabilities	84	371	248
Total non-current net assets (liabilities)	50	(202)	(46)
Net assets	(104)	1,153	1,214
Global Blue Turistik Hizmetler A.Ş.
Current
Assets	2,821	6,386	6,173
Liabilities	2,134	5,498	4,535
Total current net assets (liabilities)	687	888	1,638
Non- current
Assets	1,118	1,239	1,165
Liabilities	630	512	501
Total non-current net assets (liabilities)	488	727	664
Net assets	1,175	1,615	2,302
Global Blue Management & Co S.C.A.
Current
Assets	12	10	29
Liabilities	81	259,888	215,623
Total current net assets (liabilities)	(69)	(259,878)	(215,594)
Non- current
Assets	460,978	478,219	437,657
Liabilities	0	248,146	246,571
Total non-current net assets (liabilities)	460,978	230,073	191,086
Net assets	460,909	(29,805)	(24,508)
Global Blue Russia AO
Current
Assets	5,120	8,693	5,524
Liabilities	3,560	6,736	4,684
Total current net assets (liabilities)	1,560	1,957	840
Non- current
Assets	381	496	446
Liabilities	0	3	49
Total non-current net assets (liabilities)	381	493	397
Net assets	€ 1,941	€ 2,450	€ 1,237